Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Summary of Operating Currency Hedging Instruments
The table below shows operating currency hedging instruments in place as of June 30, 2021. The notional amount is translated into euros at the relevant closing exchange rate.

June 30, 2021			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,777	(43)				3,777	(43)
of which US dollar	1,558	(30)				1,558	(30)
of which Chinese yuan renminbi	628	(8)				628	(8)
of which Singapore dollar	210	(2)				210	(2)
of which Japanese yen	145	(1)				145	(1)
of which Mexican peso	89	(2)				89	(2)
Forward currency purchases	2,068	28				2,068	28
of which US dollar	1,059	21				1,059	21
of which Singapore dollar	406	6				406	6
of which Pound sterling	61	—				61	—
of which Hungarian forint	53	—				53	—
of which Chinese yuan renminbi	50	1				50	1
Total	5,845	(15)				5,845	(15)

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated
The table below shows financial currency hedging instruments in place as of June 30, 2021. The notional amount is translated into euros at the relevant closing exchange rate.

	June 30, 2021
(€ million)	Notional amount		Fair value	Maximum expiry date
Forward currency sales	5,525		(78)
of which US dollar	4,203	(a)	(66)	2022
of which Mexican peso	266		(7)	2021
of which Brazilian real	102	(b)	(5)	2022
Forward currency purchases	7,984		30
of which US dollar	4,347	(c) (d)	14	2022
of which Singapore dollar	3,018	(e)	12	2022
of which Japanese yen	295		1	2021
Total	13,509		(48)
(a)Includes forward sales with a notional amount of $3,615 million expiring in 2021, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2021, the fair value of these forward contracts represented a liability of €57 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
(b)Includes forward sales with a notional amount of BRL 600 million expiring in 2022, designated as a hedge of Sanofi’s net investment in Medley Farmaceutica. As of June 30, 2021, the fair value of these forward contracts represented a liability of €7 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
(c) Includes forward purchases with a notional amount of $1,000 million expiring in 2021 and 2022, designated as a fair value hedge of USD bond issues against fluctuations in the EUR/USD spot rate. As of June 30, 2021, the fair value of these contracts represented a liability of €5 million, with €0.3 million of that amount credited to Other comprehensive income to recognise the hedging cost.
(d) Includes currency swaps with a notional amount of $1,000 million, receive 0.22% pay EUR -0.63% expiring in 2022, designated as a cash flow hedge of $1,000 million of bond issues. As of June 30, 2021, the fair value of the swaps was a liability of €13 million.
(e) Includes forward purchases with a notional amount of SGD 1,870 million expiring in 2021, designated as fair value hedges of an equivalent portion of an intra-group loan against fluctuations in the EUR/SGD spot rate. As of June 30, 2021, the fair value of these contracts represented a liability of €2 million, of which €0.5 million was credited to Other comprehensive income to recognise the hedging cost.

Disclosure of Instruments
The table below shows instruments of this type in place as of June 30, 2021:

								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2021	2022	2023	2024	2025 and beyond	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 0.06%	—	2,000	—	—	—	2,000	16	2,000	16	—	—	—
pay -0.57% / receive capitalized Eonia	—	600	—	—	—	600	3	—	—	600	3	1
pay capitalized SOFR USD / receive 1.03%	—	—	—	—	422	422	1	422	1	—	—	—
receive capitalized Eonia / pay 1.48% (a)	—	42	57	—	—	99	(3)	99	(3)	—	—	—
Total	—	2,642	57	—	422	3,121	17	2,521	14	600	3	1
(a)These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables”.